John Hancock(R)
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Mutual Funds


                                                   John Hancock Retirement Funds
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                                                                  CLASS R SHARES
                                                                       Bond Fund
                                                              Classic Value Fund
                                                           Large Cap Select Fund
                                                           Small Cap Equity Fund
                                                        Sovereign Investors Fund
                                                           Strategic Income Fund
                                                 U.S. Global Leaders Growth Fund

Prospectus
3.1.2006


as revised 10.1.2006


--------------------------------------------------------------------------------
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------
                JOHN HANCOCK RETIREMENT FUNDS -- CLASS R SHARES
                ----------------------------------------------------------------
                Bond Fund                                                      4
                Classic Value Fund                                             6
                Large Cap Select Fund                                          8
                Small Cap Equity Fund                                         10
                Sovereign Investors Fund                                      12
                Strategic Income Fund                                         14
                U.S. Global Leaders Growth Fund                               16

                YOUR ACCOUNT
                ----------------------------------------------------------------
                Who can buy Class R shares                                    18
                Class R shares cost structure                                 18
                Opening an account                                            19
                Information for plan participants                             19
                Buying shares                                                 20
                Selling shares                                                21
                Transaction policies                                          23
                Dividends and account policies                                25
                Additional investor services                                  25

                FUND DETAILS
                ----------------------------------------------------------------
                Business structure                                            26
                Management biographies                                        28
                Financial highlights                                          29

                FOR MORE INFORMATION                                  BACK COVER
                ----------------------------------------------------------------

Overview
--------------------------------------------------------------------------------
John Hancock Retirement Funds -- Class R shares
These funds offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

Risks of mutual funds
Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

The management firm
All John Hancock funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of June 30, 2006 managed approximately $27 billion in assets.

FUND INFORMATION KEY
--------------------------------------------------------------------------------
Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[GRAPHIC]    Goal and strategy
             The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC]    Past performance
             The fund's total return, measured year-by-year and over time.

[GRAPHIC]    Main risks
             The major risk factors associated with the fund.

[GRAPHIC]    Your expenses
             The overall costs borne by an investor in the fund, including sales charges and annual expenses.

Bond Fund

[GRAPHIC] GOAL AND STRATEGY

The fund seeks to generate a high level of current income consistent with prudent investment risk. In pursuing this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of bonds. These may include, but are not limited to, corporate bonds and debentures as well as U.S. government and agency securities. Most of these securities are investment grade, although the fund may invest up to 25% of assets in high yield bonds rated as low as CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the managers concentrate on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the managers try to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of all quality levels and maturities from many different issuers, potentially including U.S. dollar-denominated securities of foreign governments and corporations.

The fund intends to keep its exposure to interest rate movements generally in line with those of its peers. The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securities or currencies). The fund's investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States.

Under normal circumstances, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment- grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[GRAPHIC] PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class R, total returns
2006 return as of 6-30-06: -1.34%
Best quarter: Q3 '04, 3.25%
Worst quarter: Q2 '04, -2.62%

After-tax returns
After-tax returns are shown for Class R shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

Index (reflects no fees or taxes)
Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

--------------------------------------------------------------------------------
Class R calendar year total returns
--------------------------------------------------------------------------------
                                                               2004      2005
                                                               4.37%     2.10%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------
                                                                         Life of
                                                               1 year    Class R
Class R before tax (began 8-5-03)                              2.10%     4.80%
Class R after tax on distributions                             0.50%     3.13%
Class R after tax on distributions, with sale                  1.36%     3.12%
--------------------------------------------------------------------------------
Lehman Brothers Government/Credit Bond Index                   2.37%     4.35%

[GRAPHIC] MAIN RISKS
The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Junk bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o    Certain derivatives could produce disproportionate losses.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities not backed by the full faith and credit of the United States.


--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES

Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.50%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                      0.50%
--------------------------------------------------------------------------------
Service plan fee                                                           0.25%
--------------------------------------------------------------------------------
Other expenses                                                             0.16%
--------------------------------------------------------------------------------
Total fund operating expenses                                              1.41%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses            Year 1         Year 3         Year 5         Year 10
--------------------------------------------------------------------------------
Class R             $144           $446           $771           $1,691

--------------------------------------------------------------------------------
SUBADVISER

MFC Global Investment Management
(U.S.), LLC (formerly known as Sovereign Asset
Management LLC)

Responsible for day-to-day investment
management

A subsidiary of John Hancock Financial
Services, Inc.

Founded in 1979

Supervised by the adviser


PORTFOLIO MANAGERS

Barry H. Evans, CFA
Joined fund team in 2002

Howard C. Greene, CFA
Joined fund team in 2002

Jeffrey N. Given, CFA
Joined fund team in 2006

Managers share investment strategy and decisions

See page 28 for the management biographies.

FUND CODES
Class R             Ticker              JHBRX
                    CUSIP               410223507
                    Newspaper           --
                    SEC number          811-2402
                    JH fund number      621

Classic Value Fund

Fund closed to new investors.  See "Opening an account" on page 19 for details.

[GRAPHIC] GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor's 500 Index.

In choosing individual securities, the subadviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of January 31, 2006, this included companies with market values above approximately $4.8 billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser's estimate of normal long-term earnings power. The subadviser's management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

o    cheap on the basis of current price to estimated normal level of earnings

o    current earnings below normal levels

o    a sound plan to restore earnings to normal

o    a sustainable business advantage

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

--------------------------------------------------------------------------------
[GRAPHIC] PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class R, total returns
Best quarter: Q4 '04, 9.64%
Worst quarter: Q1 '05, -2.00%

After-tax returns
After-tax returns are shown for Class R shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

Indexes (reflect no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.

--------------------------------------------------------------------------------
Class R calendar year total returns
--------------------------------------------------------------------------------
                                                               2004      2005
                                                                 13.91%    8.44%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------
                                                                         Life of
                                                               1 year    Class R
Class R before tax (began 8-5-03)                              8.44%     17.45%
Class R after tax on distributions                             8.13%     17.12%
Class R after tax on distributions, with sale                  5.69%     14.92%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                                    4.91%     13.29%
Russell 1000 Value Index                                       7.05%     16.79%

[GRAPHIC] MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o In a down market, higher-risk securities could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES

Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                           0.84%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                    0.50%
--------------------------------------------------------------------------------
Service plan fee                                                         0.16%
--------------------------------------------------------------------------------
Other expenses                                                           0.19%
--------------------------------------------------------------------------------
Total fund operating expenses                                            1.69%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 4-30-07)               0.04%
--------------------------------------------------------------------------------
Net annual operating expenses                                            1.65%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2007) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses            Year 1         Year 3         Year 5         Year 10
--------------------------------------------------------------------------------
Class R             $168           $529           $914           $1,994

--------------------------------------------------------------------------------
SUBADVISER

Pzena Investment Management, LLC

Responsible for day-to-day investment management

Founded in 1995

Supervised by the adviser


PORTFOLIO MANAGERS

Richard S. Pzena
Managed fund since it began in 1996

John P. Goetz
Managed fund since it began in 1996

Antonio DeSpirito, III
Joined fund team in 2006

Managers share investment strategy and decisions

See page 28 for the management biographies.

FUND CODES
Class R             Ticker         JCVRX
                    CUSIP          409902699
                    Newspaper      --
                    SEC number     811-1677
                    JH fund number 638

Large Cap Select Fund

[GRAPHIC] GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies with market capitalizations in excess of $5 billion). The fund invests primarily in U.S.-based companies whose growth, cash flow, earnings and dividend attributes are attractive and whose securities are reasonably priced and have the potential for capital appreciation, in the opinion of the management team.

In managing the portfolio, the management team looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company's growth and earnings, the management team considers, among other things, the company's historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share.

In attempting to determine reasonable price levels for a company's securities, the management team utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company's price-to-earnings ratio.

Under normal market conditions, the fund invests substantially all of its assets in equity securities (common and preferred stocks and their equivalents).

In abnormal conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund may not achieve its goal.

--------------------------------------------------------------------------------
[GRAPHIC] PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class R, total returns
Best quarter: Q4 '04, 6.78%
Worst quarter: Q3 '04, -4.48%

After-tax returns
After-tax returns are shown for Class R shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

Index (reflects no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

--------------------------------------------------------------------------------
Class R calendar year total returns
--------------------------------------------------------------------------------
                                                               2004      2005
                                                               4.98%     -2.96%


--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
                                                                         Life of
                                                               1 year    Class R
Class R before tax (began 11-3-03)                             -2.96%    2.97%
Class R after tax on distributions                             -3.26%    2.69%
Class R after tax on distributions, with sale                  -1.52%    2.52%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                                     4.91%    9.87%

[GRAPHIC] MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the management team's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.


--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES

Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                           0.75%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                    0.50%
--------------------------------------------------------------------------------
Service plan fee                                                         0.07%
--------------------------------------------------------------------------------
Other expenses                                                           0.82%
--------------------------------------------------------------------------------
Total fund operating expenses                                            2.14%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 4-30-07)               0.11%
--------------------------------------------------------------------------------
Net fund operating expenses                                              2.03%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2007) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses            Year 1         Year 3         Year 5       Year 10
--------------------------------------------------------------------------------
Class R             $206           $657           $1,137       $2,462

--------------------------------------------------------------------------------
SUBADVISER

Shay Assets Management, Inc.

Responsible for day-to-day investment management

Founded in 1981

Supervised by the adviser


PORTFOLIO MANAGERS

John J. McCabe
Managed fund since 1991

Mark F. Trautman
Managed fund since 1993

Managers share investment strategy and decisions

See page 28 for the management biographies.


FUND CODES
Class R             Ticker         JHLRX
                    CUSIP          409902673
                    Newspaper      --
                    SEC number     811-1677
                    JH fund number 649

Small Cap Equity Fund

[GRAPHIC] GOAL AND STRATEGY
The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $26 million to $4.9 billion as of January 31, 2006). Equity securities include common and preferred stocks and their equivalents.

In managing the portfolio, the managers emphasize a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for U.S. and foreign companies that possess a combination of strong earning growth rates and reasonable valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short- and long-term market trends. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in. The fund diversifies across industry sectors. The fund may not invest more than 5% of assets in any one security.

The fund may invest up to 15% of assets in a basket of foreign securities or in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered junk bonds). The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies) and may short-sell up to 15% of the fund's assets for non-speculative purposes to manage volatility.

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[GRAPHIC] PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class R, total returns
Best quarter: Q4 '04, 11.65%
Worst quarter: Q1 '05, -6.43%

After-tax returns
After-tax returns are shown for Class R shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

Indexes (reflect no fees or taxes)
Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization stocks.

Standard & Poor's Small Cap 600 Index, an unmanaged index of 600 U.S. small-sized companies.

--------------------------------------------------------------------------------
Class R calendar year total returns
--------------------------------------------------------------------------------
                                                               2004      2005
                                                                 12.69%    7.94%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------
                                                                         Life of
                                                               1 year    Class R
Class R before tax (began 8-5-03)                              7.94%     19.65%
Class R after tax on distributions                             7.94%     19.65%
Class R after tax on distributions, with sale                  5.16%     16.99%
Russell 2000 Index                                             4.55%     18.79%
--------------------------------------------------------------------------------
Standard & Poor's Small Cap 600 Index                          7.70%     21.43%

[GRAPHIC] MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more established companies, it may be difficult for the fund to sell these securities at a desirable price.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives, such as short sales, could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.


--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES

Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                           0.70%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                    0.50%
--------------------------------------------------------------------------------
Service plan fee                                                         0.25%
--------------------------------------------------------------------------------
Other expenses                                                           0.24%
--------------------------------------------------------------------------------
Total fund operating expenses                                            1.69%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses            Year 1         Year 3         Year 5         Year 10
--------------------------------------------------------------------------------
Class R             $172           $533           $918           $1,998


SUBADVISER

MFC Global Investment Management
(U.S.), LLC (formerly known as Sovereign Asset Management LLC)

Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser


PORTFOLIO MANAGERS

Henry E. Mehlman, CFA
Joined fund team in 2002

Alan E. Norton, CFA
Joined fund team in 2002

Managers share investment strategy and decisions

See page 28 for the management biographies.

FUND CODES
Class R             Ticker         SPVRX
                    CUSIP          409905833
                    Newspaper      --
                    SEC number     811-3999
                    JH fund number 637
                                                                              11

Sovereign Investors Fund

[GRAPHIC] GOAL AND STRATEGY
The fund seeks long-term growth of capital and income without assuming undue market risks. To pursue this goal, the fund normally invests at least 80% of its stock investments in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor's 500 Index. On January 31, 2006, that range was $732.9 million to $384.8 billion.

At least 65% of the fund's stock investments are "dividend performers" -- companies whose dividend payments have increased steadily for ten years. In managing the portfolio, the managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industry-wide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry.

The fund may not invest more than 5% of assets in any one security. The fund may invest in bonds of any maturity, with up to 5% of assets in junk bonds rated as low as C and their unrated equivalents.

The fund typically invests in U.S. companies but may invest in dollar-denominated foreign securities. It may also make limited use of certain derivatives (investments whose value is based on indexes).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[GRAPHIC] PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class R, total returns
Best quarter: Q4 '04, 6.80%
Worst quarter: Q3 '04, -2.33%

After-tax returns
After-tax returns are shown for Class R shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

Index (reflects no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

--------------------------------------------------------------------------------
Class R calendar year total returns
--------------------------------------------------------------------------------
                                                               2004      2005
                                                               5.22%     1.75%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------
                                                                         Life of
                                                               1 year    Class R
Class R before tax (began 8-5-03)                              1.75%     8.18%
Class R after tax on distributions                             0.50%     7.46%
Class R after tax on distributions, with sale                  2.48%     6.85%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                                    4.91%     13.29%

[GRAPHIC] MAIN RISKS
The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o    Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.


--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES

Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                           0.58%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                    0.50%
--------------------------------------------------------------------------------
Service plan fee                                                         0.10%
--------------------------------------------------------------------------------
Other expenses                                                           0.81%
--------------------------------------------------------------------------------
Total fund operating expenses                                            1.99%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses            Year 1         Year 3         Year 5         Year 10
--------------------------------------------------------------------------------
Class R             $202           $624           $1,073         $2,317

SUBADVISER
MFC Global Investment Management
(U.S.), LLC (formerly known as Sovereign Asset Management LLC)

Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser

PORTFOLIO MANAGERS

John F. Snyder, III
Joined fund team in 1983

Barry H. Evans, CFA
Joined fund team in 1996

Managers share investment strategy and decisions

See page 28 for the management biographies.

FUND CODES
Class R             Ticker         SVIRX
                    CUSIP          47803P849
                    Newspaper      --
                    SEC number     811-0560
                    JH fund number 629

Strategic Income Fund

[GRAPHIC] GOAL AND STRATEGY
The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following types of securities:

o foreign government and corporate debt securities from developed and emerging markets

o    U.S. government and agency securities

o    U.S. high yield bonds

The fund may also invest in preferred stock and other types of debt securities.

Although the fund invests in securities rated as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund's average maturity.

In managing the portfolio, the managers allocate assets among the three major sectors based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the managers may invest up to 100% of assets in any one sector.

Within each sector, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

In abnormal circumstances, the fund may temporarily invest extensively in investment- grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[GRAPHIC] PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class R, total returns
2006 return as of 6-30-06: 1.01%
Best quarter: Q4 '04, 5.89%
Worst quarter: Q2 '04, -3.37%

After-tax returns
After-tax returns are shown for Class R shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

Indexes (reflect no fees or taxes)
Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

Merrill Lynch AAA U.S. Treasury/Agency Master Index, an unmanaged index of fixed-rate U.S. Treasury and agency securities.

Citigroup World Government Bond Index, an unmanaged index consisting of approximately 650 securities issued by 18 governments in various countries.

--------------------------------------------------------------------------------
Class R calendar year total returns
--------------------------------------------------------------------------------
                                                               2004      2005
                                                               8.39%     2.04%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------
                                                                         Life of
                                                               1 year    Class R
Class R before tax (began 8-5-03)                               2.04%     7.26%
Class R after tax on distributions                             -0.32%     4.71%
Class R after tax on distributions, with sale                   1.31%     4.70%
--------------------------------------------------------------------------------
Merrill Lynch High Yield Master II Index                        2.72%    10.21%
Merrill Lynch AAA U.S. Treasury/Agency Master Index             2.64%     3.80%
Citigroup World Government Bond Index                          -6.88%     5.25%

[GRAPHIC] MAIN RISKS
The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o Stock investments may go down in value due to stock market movements or negative company or industry events.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o    Certain derivatives could produce disproportionate losses.


--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES

Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                           0.36%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                    0.50%
--------------------------------------------------------------------------------
Service plan fee                                                         0.14%
--------------------------------------------------------------------------------
Other expenses                                                           0.19%
--------------------------------------------------------------------------------
Total fund operating expenses                                            1.19%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses            Year 1         Year 3         Year 5       Year 10
--------------------------------------------------------------------------------
Class R             $121           $378           $654         $1,443

SUBADVISER
MFC Global Investment Management
(U.S.), LLC (formerly known as Sovereign Asset Management LLC)

Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser

PORTFOLIO MANAGERS

Daniel S. Janis, III
Joined fund team in 1999
Primarily responsible for fund management and day-to-day purchase and sale decisions

John F. Iles
Joined fund team in 2005
Analysis of specific issuers pertaining to high yield and emerging markets

Barry H. Evans, CFA
Joined fund team in 2006
Analysis of global economic conditions

See page 28 for the management biographies.

FUND CODES
Class R             Ticker         JSTRX
                    CUSIP          410227821
                    Newspaper      --
                    SEC number     811-4651
                    JH fund number 691

U.S. Global Leaders Growth Fund

[GRAPHIC] GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in common stocks of "U.S. Global Leaders". Under normal market conditions, at least 80% of the fund's assets will be invested in stocks of companies the managers regard as U.S. Global Leaders.

The managers consider U.S. Global Leaders to be U.S. companies with multinational operations that typically exhibit the following key sustainable growth characteristics:

o Hold leading market shares of their relevant industries that result in high profit margins and high investment returns.

o Supply consumable products or services so that their revenue streams are recurring.

The managers seek to identify companies with superior long-term earnings prospects and to continue to own them as long as the managers believe they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.

As a result of its investment strategy, the fund typically invests in large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $732.9 million to $384.8 billion as of January 31, 2006).

The fund is non-diversified, which allows it to make larger investments in individual companies.

The fund may invest in other types of equity securities and foreign stocks.

In abnormal circumstances, the fund may temporarily invest in short-term cash equivalents. In these and other cases, the fund might not achieve its goal.

--------------------------------------------------------------------------------
[GRAPHIC] PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class R, total returns
Best quarter: Q4 '04, 7.53%
Worst quarter: Q1 `05, -5.08%

After-tax returns
After-tax returns are shown for Class R shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

Index (reflects no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

--------------------------------------------------------------------------------
Class R calendar year total returns
--------------------------------------------------------------------------------
                                                               2004      2005
                                                               8.20%     2.09%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------
                                                                         Life of
                                                               1 year    Class R
Class R before tax (began 8-5-03)                              2.09%     9.07%
Class R after tax on distributions                             2.09%     9.06%
Class R after tax on distributions, with sale                  1.36%     7.77%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                                    4.91%     13.29%

[GRAPHIC] MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks.

Companies that have substantial multinational operations may be affected by fluctuations in currency exchange rates and by economic and political conditions in foreign countries. These conditions may include restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o In a down market, higher-risk securities could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES
Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                           0.75%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                    0.50%
--------------------------------------------------------------------------------
Service plan fee                                                         0.21%
--------------------------------------------------------------------------------
Other expenses                                                           0.16%
--------------------------------------------------------------------------------
Total fund operating expenses                                            1.62%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 4-30-07)               0.05%
--------------------------------------------------------------------------------
Net annual operating expenses                                            1.57%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2007) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses            Year 1         Year 3         Year 5       Year 10
--------------------------------------------------------------------------------
Class R             $160           $505           $876         $1,917

SUBADVISER
Sustainable Growth Advisers, LP
Responsible for day-to-day investment management

Founded in 2003

Supervised by the adviser

PORTFOLIO MANAGERS

Gordon M. Marchand, CFA, CIC
Managed fund since it began in 1995

George P. Fraise
Joined fund team in 2000

Robert L. Rohn
Joined fund team in 2003

Managers share investment strategy and decisions

See page 28 for the management biographies.

FUND CODES
Class R             Ticker         UGLRX
                    CUSIP          409902681
                    Newspaper      --
                    SEC number     811-1677
                    JH fund number 626

YOUR ACCOUNT

--------------------------------------------------------------------------------
WHO CAN BUY CLASS R SHARES

Class R shares are available to certain types of investors, as noted below:

o 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans (eligible retirement plans).

o The plan's recordkeeper or financial service firm must have an agreement with John Hancock Funds, LLC to utilize Class R shares in certain investment products or programs.

o Class R shares are available only to retirement plans where Class R shares are held on the books of the funds through omnibus accounts (either at the plan level or at the level of the financial service firm).

o Rollover individual retirement accounts are available for participants whose plans are already invested in John Hancock R shares.

Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or Individual 403(b) plans.

--------------------------------------------------------------------------------
CLASS R SHARES COST STRUCTURE

Class R shares are offered without any front-end or contingent deferred sales charges.

Class R shares have a Rule 12b-1 plan and a separate Service Plan. Under the 12b-1 plan, each fund pays a fee of up to 0.50% for the sale, distribution and service of its shares, including services to retirement plans or plan participants. In addition, under the Service Plan, a fund may pay a separate service fee of up to 0.25% for certain other services to retirement plans or participants.

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other share classes of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the funds in two principal ways:

o    directly, by the payment of sales commissions, if any and

o    indirectly, as a result of the fund paying Rule 12b-1 fees

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the funds' shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the funds' net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the funds.

The Statement of Additional Information (SAI) discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the funds, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provision of services to the funds, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for funds. If your intermediary provides these services, the investment adviser or the funds may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the funds.


18 YOUR ACCOUNT

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1    Read this prospectus carefully.

2    Determine if you are eligible, referring to "Who can buy Class R shares."

3 Eligible retirement plans generally may open an account and purchase Class R shares by contacting any broker, dealer or other financial service firm authorized to sell Class R shares of the funds. Additional shares may be purchased through a retirement plan's administrator or recordkeeper. There is no minimum initial investment for Class R shares. A retirement plan participant can obtain a retirement plan application or a rollover individual retirement account application from his/her financial representative, plan administrator or by calling John Hancock Signature Services, Inc. (Signature Services), the fund's transfer agent at 1-888-972-8696.
--------------------------------------------------------------------------------


John Hancock Classic Value Fund
-------------------------------

Effective the close of business on September 15, 2006, the John Hancock Classic Value Fund ("the Fund") was closed to new investors, except as provided below. Shareholders holding accounts in the Fund on September 15, 2006 may continue to purchase additional shares in the Fund into those accounts after that date. Investors who did not maintain an account in the Fund on September 15, 2006, generally will not be permitted to establish an account in the Fund except that new Fund accounts may be established by:


   1. participants in most group employer retirement plans (and their successor plans) if the Fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by September 15, 2006;

   2. participants in certain 529 plans that have a signed agreement with John Hancock Funds and offer the Fund as a plan option prior to September 15, 2006 (or were in the process of being established prior to September 15, 2006);

   3. individuals or institutions that invest via fee-based investment products or mutual fund wrap programs through a broker, dealer, financial planner, consultant or registered investment advisor that has entered or enters into a signed agreement with John Hancock Funds, and

   4. employees of Pzena Investment Management, LLC, John Hancock Advisers, LLC, and their affiliates.

--------------------------------------------------------------------------------
INFORMATION FOR PLAN PARTICIPANTS

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R shares of the funds.

                                                                 YOUR ACCOUNT 19

FOR IRA ROLLOVER ACCOUNTS ONLY
------------------------------------------------------------------------------------------------------------------------------------
Buying shares
------------------------------------------------------------------------------------------------------------------------------------

                    Opening an account                                   Adding to an account
------------------------------------------------------------------------------------------------------------------------------------
By check
------------------------------------------------------------------------------------------------------------------------------------

[GRAPHIC]           o    Make out a check for the investment amount,     o    Make out a check for the investment amount,
                         payable to "John Hancock Signature Services,         payable to "John Hancock Signature Services,
                         Inc."                                                Inc."

                    o    Deliver the check and your completed            o    Fill out the detachable investment slip from
                         application to your financial representative,        an account statement. If no slip is
                         or mail them to Signature Services (address          available, include a note specifying the fund
                         below).                                              name(s), your share class, your account
                                                                              number and the name(s) in which the account
                                                                              is registered.

                                                                         o    Deliver the check and investment slip or note
                                                                              to your financial representative, or mail
                                                                              them to Signature Services (address below).

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]           o    Call your financial representative or            o    Call your financial representative or
                         Signature Services to request an exchange.            Signature Services to request an exchange.

                    o    You may only exchange Class R shares for         o    You may only exchange Class R shares for
                         other Class R shares or Money Market Fund             other Class R shares or Money Market Fund
                         Class A shares.                                       Class A shares.

------------------------------------------------------------------------------------------------------------------------------------
By wire
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]           o    Deliver your completed application to your      o    Obtain wiring instructions by calling
                         financial representative or mail it to               Signature Services at 1-888-972-8696.
                         Signature Services.
                                                                         o    Instruct your bank to wire the amount of your
                    o    Obtain your account number by calling your           investment.
                         financial representative or Signature
                         Services.                                       Specify the fund name(s), your share class, your
                                                                         account number and the name(s) in which the
                    o    Obtain wiring instructions by calling           account is registered. Your bank may charge a fee
                         Signature Services at 1-888-972-8696.           to wire funds.

                    o Instruct your bank to wire the amount of your investment.

                    Specify the fund name(s), the share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]           See "By exchange" and "By wire."                     o    Verify that your bank or credit union is a
                                                                              member of the Automated Clearing House (ACH)
                                                                              system.

                                                                         o    Complete the "To Purchase, Exchange or Redeem
                                                                              Shares via Telephone" and "Bank Information"
                                                                              sections on your account application.

                                                                         o    Call Signature Services to verify that these
                                                                              features are in place on your account.

                                                                         o    Call your financial representative or
                                                                              Signature Services with the fund name(s),
                                                                              your share class, your account number, the
                                                                              name(s) in which the account is registered
                                                                              and the amount of your investment.


--------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696
--------------------------------------------------


20 YOUR ACCOUNT

------------------------------------------------------------------------------------------------------------------------------------
Selling shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                         To sell some or all of your shares
------------------------------------------------------------------------------------------------------------------------------------
By letter
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]           o    Sales of any amount.                            o    Write a letter of instruction indicating the
                                                                              fund name, your account number, your share
                    o    Certain requests will require a Medallion            class, the name(s) in which the account is
                         signature guarantee. Please refer to "Selling        registered and the dollar value or number of
                         shares in writing" (see next page).                  shares you wish to sell.

                                                                         o    Include all signatures and any additional
                                                                              documents that may be required (see next
                                                                              page).

                                                                         o    Mail the materials to Signature Services.

                                                                         o    A check or wire will be sent according to
                                                                              your letter of instruction.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]           o    Sales of up to $100,000.                        o    To place your request with a representative
                                                                              at John Hancock Funds, call Signature
                                                                              Services between 8:30 A.M. and 5:00 P.M.
                                                                              Eastern Time on most business days or your
                                                                              financial representative.

                                                                         o    Redemption proceeds of up to $100,000 may be
                                                                              sent by wire or by check. A check will be
                                                                              mailed to the exact name(s) and address on
                                                                              the account. Redemption proceeds exceeding
                                                                              $100,000 must be wired to your designated
                                                                              bank account.

------------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]           o    Requests by letter to sell any amount.          o    To verify that the telephone redemption
                                                                              privilege is in place on an account, or to
                    o    Requests by phone to sell up to $100,000             request the forms to add it to an existing
                         (accounts with telephone redemption                  account, call Signature Services.
                         privileges).
                                                                         o    Amounts of $5 million or more will be wired
                                                                              on the next business day.

                                                                         o    Amounts up to $100,000 may be sent by EFT or
                                                                              by check. Funds from EFT transactions are
                                                                              generally available by the second business
                                                                              day. Your bank may charge a fee for this
                                                                              service.

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]           o    Sales of any amount.                            o    Obtain a current prospectus for the fund into
                                                                              which you are exchanging by calling your
                                                                              financial representative or Signature
                                                                              Services.

                                                                         o    You may only exchange Class R shares for
                                                                              other Class R shares or Money Market Fund
                                                                              Class A shares.

                                                                         o    Call your financial representative or
                                                                              Signature Services to request an exchange.


                                                                 YOUR ACCOUNT 21

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders.
You will need a signature guarantee if:

o    your address of record has changed within the past 30 days

o    you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

------------------------------------------------------------------------------------------------------------------------------------
Seller                                                           Requirements for written requests
------------------------------------------------------------------------------------------------------------------------------------
Owners of individual retirement accounts and certain other       o    Letter of instruction.
retirement accounts.
                                                                 o    On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

                                                                 o    Medallion signature guarantee if applicable (see above).

                                                                 o    Corporate business/organization resolution if applicable.

                                                                 o    Inheritance tax waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                                o    Letter of instruction signed by executor.

                                                                 o    Copy of order appointing executor, certified within the past
                                                                      12 months.

                                                                 o    Medallion signature guarantee if applicable (see above).

                                                                 o    Inheritance tax waiver (if applicable).

--------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696
--------------------------------------------------


22 YOUR ACCOUNT

TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). Each fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available, or are considered by the Adviser to be unreliable, a fund will use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the Statement of Additional Information (SAI).

Execution of requests The funds are open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

In unusual circumstances, the funds have the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, the funds may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange Class R shares for Class R shares of other John Hancock Funds that are available through your plan, or Money Market Fund Class A shares without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R shares.

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies The funds' board of trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.


23 YOUR ACCOUNT

Limitation on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges
$1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the funds' underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

o A fund that invests a significant portion of its assets in below investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization
U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.


                                                                 YOUR ACCOUNT 24

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o    after any changes of name or address of the registered owner(s)

o    in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

The transfer agent maintains an account for each financial services firm and records all account transactions. Retirement Plan Accounts will be sent confirmation statements showing the details of your transactions as they occur.

Dividends The funds generally distribute most or all of their net earnings annually in the form of dividends. Sovereign Investors
Fund typically declares and pays income dividends quarterly. Bond
Fund and Strategic Income Fund generally declare dividends daily and pay them monthly. All other funds declare and pay any income dividends annually. Any capital gains are distributed annually. With respect to Bond Fund and Strategic Income Fund, your dividends begin accruing the day after the fund receives payment and continue through the day your shares are actually sold.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Fund securities The funds' portfolio securities disclosure policy can be found in the SAI and on the funds' Web site at www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the funds' Web site each month on a one month lag and is available on the funds'
Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds' Web site.


25 YOUR ACCOUNT

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of Classic Value, Large Cap Select and U.S. Global
Leaders Growth Funds have the power to change these funds' respective investment goals without shareholder approval.

The trustees of Bond, Large Cap Select, Small Cap Equity and U.S. Global Leaders Growth Funds have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

                                                        --------------------
                                                        |   Shareholders    |----------------------------
                                                        --------------------                             |
 ----                                                            |                                       |
|                                       -----------------------------------------------------            |
|                                      |            Financial services firms and             |           |
|                                      |               their representatives                 |           |
|                                      |                                                     |           |
|     Distribution and         ------- |    Advise current and prospective shareholders      |-----------|
|   shareholder services      |        |          on their fund investments, often           |           |
|                             |        |    in the context of an overall financial plan.     |           |
|                             |         -----------------------------------------------------            |
|                             |                                                                          |
|     -----------------------------------------------------    ---------------------------------------------------------
|    |                 Principal distributor               |  |                      Transfer agent                      |
|    |                                                     |  |                                                          |
|    |                John Hancock Funds, LLC              |  |           John Hancock Signature Services, Inc.          |
|    |                                                     |  |                                                          |
|    |       Markets the funds and distributes shares      |  |   Handles shareholder services, including recordkeeping  |
|    |      through selling brokers, financial planners    |  |         and statements, distribution of dividends        |
|    |         and other financial representatives.        |  |          and processing of buy and sell requests.        |
|     -----------------------------------------------------    ---------------------------------------------------------
|                             |                                                                 |
 ----                          -----------------------------------------------------------------
                                                                             |
                                                                             |
                                                                             |
 ------------------------------------   -----------------------------------  |  --------------------------------------        -----
|           Subadvisers              | |                                   | | |               Custodian              |            |
| Pzena Investment Management, LLC   | |         Investment adviser        | | |                                      |            |
|       120 West 45th Street         | |                                   | | |          The Bank of New York        |            |
|            34th Floor              | |     John Hancock Advisers, LLC    | | |            One Wall Street           |            |
|        New York, NY 10036          | |        601 Congress Street        | | |           New York, NY 10286         |  Asset     |
|   Shay Assets Management, Inc.     | |       Boston, MA 02210-2805       | | |                                      |  management|
|      230 West Monroe Street        |-|  Manages the funds' business and  | | | Holds the funds' assets, settles all |            |
|        Chicago, IL 60606           | |       investment activitie.       | | | portfolio trades and collects most of|            |
|      MFC Global Investment         | |                                   | | |    the valuation data required for   |            |
|      Management (U.S.), LLC        | |                                   | | |      calculating each fund's NAV.    |            |
|      101 Huntington Avenue         | ------------------------------------- |  ---------------------------------------       ------
|         Boston, MA 02199           |                |                      |                       |
| Sustainable Growth Advisers, LP    |                 ----------------------|------------------------
|         3 Stamford Plaza           |                         ----------------------------------
|   301 Tresser Blvd, Suite 1310     |                        |             Trustees             |
|        Stamford, CT 06901          |                        |  Oversee the funds' activities.  |
| Provide portfolio management to    |                         ----------------------------------
|          certain funds.            |
 -------------------------------------


26 FUND DETAILS

Management fees The management fees paid to the investment adviser by the John Hancock funds' last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                                           % of net assets
--------------------------------------------------------------------------------
Bond                                                             0.50%
--------------------------------------------------------------------------------
Classic Value                                                    0.80*
--------------------------------------------------------------------------------
Large Cap Select                                                 0.64*
--------------------------------------------------------------------------------
Small Cap Equity                                                 0.70
--------------------------------------------------------------------------------
Sovereign Investors                                              0.58
--------------------------------------------------------------------------------
Strategic Income                                                 0.36
--------------------------------------------------------------------------------
U.S. Global Leaders Growth                                       0.70
--------------------------------------------------------------------------------

*After expense reimbursement.

A discussion regarding the basis for the board of trustees approving each fund's investment advisory agreement is available in each fund's annual or semiannual report to shareholders, as follows:

Semiannual report dated June 30, 2006 Classic Value Fund, Large
Cap Select Fund, Sovereign Investors Fund, U.S. Global Leaders
Growth Fund

Annual report dated October 31, 2005 Small Cap Equity Fund

Annual report dated May 31, 2006 Bond Fund and Strategic
Income Fund

Subadvisers Pzena Investment Management, LLC ("PIM") subadvises Classic Value Fund, and was investment adviser to its predecessor fund, Pzena Focused Value Fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, Managing Principal, Chief Executive Officer and Co-Chief Investment Officer. PIM provides investment advisory services to individual and institutional investors, and as of June 30, 2006, had total assets under management of approximately $26 billion.

Shay Assets Management, Inc. ("SAM") subadvises Large Cap
Select Fund. SAM was founded in 1981 and is controlled by Rodger D. Shay, Chairman. SAM managed approximately $3.6 billion in assets as of June 30, 2006, and was the investment adviser to the fund's predecessor, M.S.B. Fund, Inc.

MFC Global Investment Management (U.S.), LLC ("MFC Global
(U.S.)") subadvises Bond, Small Cap Equity, Sovereign Investors and Strategic Income Funds. MFC Global (U.S.) was founded in 1979 and provides investment advisory services to individual and institutional investors. Prior to October 1, 2006, MFC Global (U.S.) was known as Sovereign Asset Management LLC. MFC Global (U.S.) is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of June 30, 2006, had total assets under management of approximately $26 billion.

Sustainable Growth Advisers, LP ("SGA") subadvises U.S. Global
Leaders Growth Fund. SGA is a Delaware limited partnership founded in 2003 to provide investment advice to private accounts of institutional and individual clients, private investment companies and mutual funds. George Fraise, Gordon Marchand and Robert L. Rohn each own
24% of SGA. Total assets under management by SGA principals as of June 30, 2006 were approximately $3.0 billion.


                                                                 FUND DETAILS 27

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the funds, including a brief summary of their business careers over the past five years. The Statement of Additional Information of each fund includes additional details about its portfolio manager(s), including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

Antonio DeSpirito, III                       John F. Iles                                 Alan E. Norton, CFA
----------------------------------------     ----------------------------------------     ----------------------------------------
Principal and portfolio manager, Pzena       Vice president, MFC Global Investment        Senior vice president, MFC Global
 Investment Management, LLC (since 1996)      Management (U.S.), LLC                       Investment Management (U.S.), LLC
Joined subadviser in 1996                    Joined subadviser in 2005                    Joined subadviser in 2005
Began business career in 1993                Vice president, John Hancock Advisers,       Vice president, John Hancock Advisers,
                                              LLC (1999-2005)                              LLC (2002-2005)
Barry H. Evans, CFA                          Began business career in 1984                Senior portfolio manager, The Colony
----------------------------------------                                                   Group (2001-2002)
President and Chief Fixed-Income Officer,    Daniel S. Janis, III                         Began business career in 1987
 MFC Global Investment Management            ----------------------------------------
 (U.S.), LLC                                 Senior vice president, MFC Global            Richard S. Pzena
Joined subadviser in 2005                     Investment Management (U.S.), LLC           ----------------------------------------
Senior vice president, chief fixed income    Joined subadviser in 2005                    Founder, managing principal, chief
 officer and chief operating officer,        Vice president, John Hancock Advisers,        executive officer (since 1995) and
 John Hancock Advisers, LLC (1986-2005)       LLC (1999-2005)                              co-chief investment officer
Began business career in 1986                Began business career in 1984                 (since 2005), Pzena Investment
                                                                                           Management, LLC
George P. Fraise                             Gordon M. Marchand, CFA, CIC                 Began business career in 1980
----------------------------------------     ----------------------------------------
Principal, Sustainable Growth                Principal, Sustainable Growth                Robert L. Rohn
 Advisers, LP                                 Advisers, LP                                ----------------------------------------
Joined subadviser in 2003                    Joined subadviser in 2003                    Principal, Sustainable Growth Advisers,
Executive vice president of Yeager,          Chief financial and operating officer,        LP
 Wood & Marshall, Inc. (2000-2003)            Yeager, Wood & Marshall, Inc.               Joined subadviser in 2003
Began business career in 1987                 (1984-2003)                                 Chairman and chief executive officer,
                                             Began business career in 1977                 W.P. Stewart, Inc. (1991-2003)
Jeffrey N. Given, CFA                                                                     Began business career in 1983
----------------------------------------     John J. McCabe
Vice president, MFC Global Investment        ----------------------------------------     John F. Snyder, III
 Management (U.S.), LLC                      Senior vice president, Shay Assets           ----------------------------------------
Joined subadviser in 2005                     Management, Inc.                            Executive vice president, MFC Global
Second vice president, John Hancock          Joined subadviser in 1995                     Investment Management (U.S.), LLC
 Advisers, LLC (1993-2005)                   Began business career in 1965                Joined subadviser in 1983
Began business career in 1993                                                             Executive vice president, John Hancock
                                             Henry E. Mehlman, CFA                         Advisers, LLC (1991-2005)
John P. Goetz                                ----------------------------------------     Began business career in 1971
----------------------------------------     Vice president, MFC Global Investment
Managing principal (since 1997) and           Management (U.S.), LLC                      Mark F. Trautman
 co-chief investment officer                 Joined subadviser in 2005                    ----------------------------------------
 (since 2005),                               Vice president, John Hancock Advisers,       Vice president, Shay Assets
 Pzena Investment Management, LLC             LLC (2002-2005)                              Management, Inc.
Director of research, Pzena Investment       Senior portfolio manager, The Colony         Joined subadviser in 1995
 Management, LLC (1996-2005)                  Group (2001-2002)                           Began business career in 1986
Joined subadviser in 1996                    Began business career in 1972
Began business career in 1979

Howard C. Greene, CFA
----------------------------------------
Senior vice president, MFC Global
 Investment Management (U.S.), LLC
Joined subadviser in 2005
Senior vice president, John Hancock
 Advisers, LLC (2002-2005)
Vice president, Sun Life Financial
 Services Company of Canada (1987-2002)
Began business career in 1979


28 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's Class R shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Bond Fund
Figures were audited by PricewaterhouseCoopers LLP.

CLASS R SHARES PERIOD ENDED                                                       5-31-04(1)         5-31-05           5-31-06
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $     14.93        $    14.98        $    15.30
Net investment income(2)                                                                 0.54              0.67              0.59
Net realized and unrealized gain (loss) on investments                                   0.10              0.36             (0.75)
Total from investment operations                                                         0.64              1.03             (0.16)
Less distributions
From net investment income                                                              (0.59)            (0.71)            (0.62)
From capital paid-in                                                                       --                --             (0.01)
                                                                                        (0.59)            (0.71)            (0.63)
Net asset value, end of period                                                    $     14.98        $    15.30        $    14.51
Total return(3)(%)                                                                       4.30(4)           7.02             (1.09)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                    --(5)             --(5)     $        1
Ratio of expenses to average net assets (%)                                              1.38(6)           1.12              1.76
Ratio of net investment income to average net assets (%)                                 4.40(6)           4.44              3.95
Portfolio turnover (%)                                                                    241               139               135

(1) Class R shares began operations on 8-5-03.
(2) Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) Less than $500,000.
(6) Annualized.


                                                                 FUND DETAILS 29

Classic Value Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS R SHARES PERIOD ENDED                                                          12-31-03(1)        12-31-04          12-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                 $    17.20         $   20.27         $   23.02
Net investment income(2)                                                                   0.05              0.07              0.08
Net realized and unrealized gain on investments                                            3.24              2.75              1.86
Total from investment operations                                                           3.29              2.82              1.94
Less distributions
From net investment income                                                                (0.10)          --                  (0.03)
From net realized gain                                                                    (0.12)            (0.07)            (0.30)
                                                                                          (0.22)            (0.07)            (0.33)
Net asset value, end of period                                                       $    20.27         $   23.02         $   24.63
Total return(3,4) (%)                                                                     19.21(5)          13.91              8.44
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                      --(6)      $       2         $      12
Ratio of expenses to average net assets (%)                                                1.55(7)           1.72              1.65
Ratio of adjusted expenses to average net assets8 (%)                                      1.91(7)           1.82              1.69
Ratio of net investment income to average net assets (%)                                   0.69(7)           0.35              0.34
Portfolio turnover (%)                                                                       25                16                27

(1) Class R shares began operations 8-5-03.
(2) Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Not annualized.
(6) Less than $500,000.
(7) Annualized.
(8) Does not take into consideration expense reductions during the periods shown.

The following returns are not audited and are not part of the audited financial highlights presented above:
Without the expense reductions, the returns for Class R for the years ended December 31, 2003 and 2004 would have been 19.06% and 13.81%, respectively.


30 FUND DETAILS

Large Cap Select Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS R SHARES PERIOD ENDED                                                            12-31-03(1)      12-31-04        12-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                   $    17.10       $   17.79       $   18.45
Net investment income (loss)(2)                                                             (0.02)           0.07           (0.06)
Net realized and unrealized gain (loss) on investments                                       0.80            0.81           (0.48)
Total from investment operations                                                             0.78            0.88           (0.54)
Less distributions
From net investment income                                                                     --           (0.01)             --
From net realized gain                                                                      (0.09)          (0.21)          (0.37)
                                                                                            (0.09)          (0.22)          (0.37)
Net asset value, end of period                                                         $    17.79       $   18.45       $   17.54
Total return(3,4) (%)                                                                        4.56(5)         4.98           (2.96)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                         --(6)          --(6)           --(6)
Ratio of expenses to average net assets (%)                                                  1.88(7)         1.44            1.98
Ratio of adjusted expenses to average net assets(8( (%)                                      2.77(7)         1.54            2.09
Ratio of net investment income (loss) to average net assets (%)                             (0.27)(7)        0.40           (0.36)
Portfolio turnover (%)                                                                         22              13              23

(1) Class R shares began operations on 11-3-03.
(2) Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Not annualized.
(6) Less than $500,000.
(7) Annualized.
(8) Does not take into consideration expense reductions during the periods shown.

--------------------------------------------------------------------------------

The following returns are not audited and are not part of the audited financial highlights presented above:
Without the expense reductions, the returns for Class R for the years ended December 31, 2003 and 2004 would have been 4.42% and 4.88%, respectively.


                                                                 FUND DETAILS 31

Small Cap Equity Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS R SHARES PERIOD ENDED                                                       10-31-03(1)          10-31-04          10-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $   13.51            $   15.60         $   17.35
Net investment loss(2)                                                                (0.03)               (0.16)            (0.20)
Net realized and unrealized gain on investments                                        2.12                 1.91              2.81
Total from investment operations                                                       2.09                 1.75              2.61
Less distributions
Net asset value, end of period                                                    $   15.60            $   17.35         $   19.96
Total return(3) (%)                                                                   15.47(4)             11.22             15.04
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                  --(5)                --(5)      $       2
Ratio of expenses to average net assets (%)                                            1.66(6)              1.62              1.44
Ratio of net investment loss to average net assets (%)                                (0.86)(6)            (0.96)            (1.07)
Portfolio turnover (%)                                                                   52                   54                38

(1) Class R shares began operations on 8-5-03
(2) Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) Less than $500,000.
(6) Annualized.


32 FUND DETAILS

Sovereign Investors Fund
Figures audited by Deloitte & Touche LLP.

CLASS R SHARES PERIOD ENDED                                                     12-31-03(1)           12-31-04         12-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $    16.63           $   18.75        $   19.54
Net investment income(2)                                                               0.02                0.19             0.07
Net realized and unrealized gain on investments                                        2.11                0.79             0.28
Total from investment operations                                                       2.13                0.98             0.35
Less distributions
From net investment income                                                            (0.01)              (0.19)           (0.14)
From net realized gain                                                                   --                  --            (1.30)
                                                                                      (0.01)              (0.19)           (1.44)
Net asset value, end of period                                                   $    18.75           $   19.54        $   18.45
Total return(3) (%)                                                                   12.84(4)             5.22             1.75
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                  --(5)               --(5)            --(5)
Ratio of expenses to average net assets (%)                                            1.69(6)             1.13             1.74
Ratio of net investment income to average net assets (%)                               0.27(6)             1.00             0.37
Portfolio turnover (%)                                                                   47                  20               30

(1) Class R shares began operations on 12-1-03 and 8-5-03, respectively.
(2) Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) Less than $500,000.
(6) Annualized.


FUND DETAILS 33

Strategic Income Fund
Figures were audited by PricewaterhouseCoopers LLP.

CLASS R SHARES PERIOD ENDED                                                     5-31-04(1)          5-31-05          5-31-06
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $    6.83           $    6.69        $    6.99
Net investment income(2)                                                             0.26                0.29             0.28
Net realized and unrealized gain on investments                                      0.05                0.39              --
Total from investment operations                                                     0.31                0.68             0.28
Less distributions
From net investment income                                                          (0.30)              (0.34)           (0.32)
From net realized gain                                                              (0.15)              (0.04)           (0.14)
                                                                                    (0.45)              (0.38)           (0.46)
Net asset value, end of period                                                  $    6.69           $    6.99        $    6.81
Total return(3) (%)                                                                  4.42(4)            10.36             4.07
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                --(5)        $       1        $       4
Ratio of expenses to average net assets (%)                                          1.38(6)             1.08             1.19
Ratio of net investment income to average net assets (%)                             4.66(6)             4.29             4.00
Portfolio turnover (%)                                                                 42                  29               52

(1) Class R shares began on 8-5-03.
(2) Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) Less than $500,000.
(6) Annualized.


34 FUND DETAILS

U.S. Global Leaders Growth Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS R SHARES PERIOD ENDED                                                               12-31-03(1)     12-31-04      12-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                      $   23.02       $   25.68    $    27.77
Net investment income (loss)(2)                                                               (0.04)           0.16         (0.12)
Net realized and unrealized gain on investments                                                2.70            1.95          0.70
Total from investment operations                                                               2.66            2.11          0.58
Less distributions
From net investment income                                                                       --           (0.02)           --
Net asset value, end of period                                                            $   25.68       $   27.77    $    28.35
Total return(3) (%)                                                                           11.56(4)         8.20         2.097
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                          --(5)    $       2    $        5
Ratio of expenses to average net assets (%)                                                    1.75(6)         1.53          1.54
Ratio of adjusted expenses to average net assets(7) (%)                                          --              --          1.59
Ratio of net investment income (loss) to average net assets (%)                               (0.42)(6)        0.60         (0.42)
Portfolio turnover (%)                                                                           15              16            28(8)

(1) Class R shares began on 8-5-03.
(2) Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) Less than $500,000.
(6) Annualized.
(7) Does not take into consideration expense reductions during the periods shown.
(8) Excludes merger activity.


                                                                 FUND DETAILS 35

For more information
--------------------------------------------------------------------------------


Two documents are available that offer further information on the funds:

Annual/Semiannual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current
SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.


To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696
By EASI-Line: 1-800-597-1897
By TDD: 1-800-554-6713

In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:
By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov




(c)2006 JOHN HANCOCK FUNDS, LLC MFRPN 10/06
--------------------------------------------------------------------------------

John Hancock(R) [LOGO]

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805
www.jhfunds.com



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